FEDERAL HOME LOAN BANK (FHLB) STOCK	12 Months Ended
Jun. 30, 2015
FEDERAL HOME LOAN BANK (FHLB) STOCK [Abstract]
FEDERAL HOME LOAN BANK (FHLB) STOCK

10.         FEDERAL HOME LOAN BANK (FHLB) STOCK

The Savings Bank is a member of the FHLB system.  As a member, the Savings Bank maintains an investment in the capital stock of the FHLB of Pittsburgh, at cost, in an amount equal to the FHLB's Acquired Member Asset Purchase Percentage (currently as high as 6.0% or to as low as 0.0%), multiplied by the amount of the Savings Bank's Acquired Member Assets (MAV Stock), and an amount equal to the FHLB's Member Loan Stock Purchase Percentage (currently as high as 6.0% or to as low as 2.0%),  multiplied by all the loans extended from the FHLB to the Bank (Activity Stock).

Purchases and redemptions of FHLB stock are made directly with the FHLB at par.  In 2008, the FHLB suspended both the payment of dividends and the repurchase of excess capital stock.  Beginning in the fourth quarter of calendar year 2010, the FHLB partially lifted the suspension with limited repurchases of excess stock.  Beginning August 2013, the FHLB began repurchasing excess capital stock on a monthly basis.  Beginning in December of 2014, the FHLB began repurchasing excess capital stock on a weekly basis.

Beginning in the first quarter of calendar year 2012, the FHLB began paying dividends at an annualized rate of 0.10% on the average balance of stock held in the prior quarter.  In subsequent quarters, the FHLB paid dividends at annualized rates between 0.10% and 4.00%.

Under the new FHLB stock program, the FHLB began paying dividends on both classes of stock at an annualized rate of 4%.  Beginning in February 2015, the FHLB paid dividends on the MAV stock at an annualized rate of 3%, and dividends on the Activity stock at an annualized rate of 5%.  In February 2015, the FHLB also paid a special dividend on the average balance of all stock held during calendar year 2014 at an annualized rate of 2%.  During fiscal years 2015, 2014, and 2013, the Savings Bank received $457 thousand, $117 thousand, and $19 thousand, respectively, in dividends on its holdings of FHLB stock.